Intangibles, Net	12 Months Ended
Jun. 30, 2015
Intangibles, net [Abstract]
Intangibles, net

Note 9 – Intangibles, net

Intangible assets consisted of the following for the years indicated:

	June 30, 2015	June 30, 2014
Land use rights under capital lease	$5,267,495	$2,746,232
Less: accumulated amortization	(354,119)	(296,473)
Total	$4,913,376	$2,449,759

Land use rights under capital leases

All land in the PRC is state-owned, but the government can grant “land use rights”. The Company acquired three land use rights in 2007, 2009 and 2015 for a total of $4,974,614 (RMB 30,388,600) and incurred $292,881 (RMB 1,789,135) of associated costs. The Company has not completed the ownership transfer registration for such rights. Pursuant to supplement land usage reimbursement agreements between Yulong Bricks and the Villagers’ Committee of Xiwuzhuang Village dated February 12, 2014, between Yulong Concrete and the Villagers’ Committee of Gaozhuang Village dated February 12, 2014, and between Yulong Renewable and the Villagers’ Committee of Lvzhuang Village dated September 6, 2015, the purchase price may be accounted for as lease expenses over 50 years, which will expire in December 2058 with respect to Yulong Bricks and Yulong Concrete, and in March 2065 with respect to Yulong Renewable, until the Company can complete such registration.

Amortization expense for the years ended June 30, 2015 and 2014 amounted to $55,186 and $55,152, respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending June 30,	Estimated amortization expense

2016	$104,962
2017	104,962
2018	104,962
2019	104,962
2020	104,962
Thereafter	4,388,566
Total	$4,913,376